Organization and Description of Business (Details)					3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 03, 2024 USD ($)	Jan. 14, 2022 shares	Dec. 27, 2021 USD ($)	Dec. 20, 2021 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Oct. 31, 2024 USD ($)	Oct. 25, 2024 USD ($)	Apr. 02, 2024 USD ($)	Jan. 02, 2024 USD ($)	Oct. 16, 2023 USD ($)	Jan. 13, 2023 USD ($) $ / shares
Organization and Business Operations [Line Items]
Gross proceeds						$ 500,000
Transaction costs							$ 14,181,568	$ 14,181,568
Underwriting commissions								4,973,868
Deferred underwriting fees								8,704,270
Other offering costs								503,430
Working capital							8,366,213	8,366,213
Loan payable							300,000	300,000
Repaid outstanding balance			$ 105,260
Working capital loans								5,191,767	$ 2,025,000
Capital value												$ 200,000	$ 350,000
Value of common stock									8,704,270
Cash and cash equivalents					11,700,000
Working capital					13,300,000
Net operating losses					(9,500,000)
Accumulated deficit					(150,227,722)		$ (101,348,522)	$ (101,348,522)
SAFE notes					98,000,000
Fair value adjustments on convertible debt instruments					$ 6,500,000
Crypto asset, number of units					1,579		1,094	1,094
Bitcoin investment treasury					$ 113,200,000		$ 67,900,000	$ 67,900,000
Crypto asset number of restricted units					800
Promissory Note [Member]
Organization and Business Operations [Line Items]
Principal amount							300,000	300,000							$ 1,500,000
Conversion price (in Dollars per share) | $ / shares															$ 10
Aggregate principal amount										$ 973,116	$ 2,000,000
Outstanding amount								973,116	0
Promissory Note [Member]
Organization and Business Operations [Line Items]
Outstanding amount								$ 3,000,000	2,025,000
Frontier SPV [Member]
Organization and Business Operations [Line Items]
Aggregate principal amount											$ 2,000,000
December 2024 Senior Secured Investor Note [Member]
Organization and Business Operations [Line Items]
Principal amount					$ 20,000,000
Conversion price (in Dollars per share) | $ / shares					$ 11.5
March 2025 Investor Note [Member]
Organization and Business Operations [Line Items]
Principal amount					$ 46,300,000
Conversion price (in Dollars per share) | $ / shares					$ 12.5
Fold's Assets as Collateral [Member] | December 2024 Senior Secured Investor Note [Member]
Organization and Business Operations [Line Items]
Maturity period					three years
Fold's Assets as Collateral [Member] | March 2025 Investor Note [Member]
Organization and Business Operations [Line Items]
Maturity period					five years
Fold's Assets as Collateral [Member] | Bitcoin [Member] | December 2024 Senior Secured Investor Note [Member]
Organization and Business Operations [Line Items]
Crypto asset, number of units					300
Fold's Assets as Collateral [Member] | Bitcoin [Member] | March 2025 Investor Note [Member]
Organization and Business Operations [Line Items]
Crypto asset, number of units					500
Digital Assets [Member]
Organization and Business Operations [Line Items]
Fair value adjustments on the Company's digital assets					$ (16,627,738)	3,491,889	31,388,729
Investment Treasury [Member]
Organization and Business Operations [Line Items]
Fair value adjustments on the Company's digital assets					$ (15,617,152)		$ 29,247,576
Crypto asset, number of units					1,490		1,002	1,002
Investment Treasury [Member] | Bitcoin [Member]
Organization and Business Operations [Line Items]
Crypto asset, number of units					1,490
Bitcoin investment treasury					$ 123,000,000
Crypto asset number of restricted units					800
Bitcoin investment treasury restricted					$ 66,000,000
Rewards Treasury [Member]
Organization and Business Operations [Line Items]
Fair value adjustments on the Company's digital assets					$ (1,010,586)	$ 3,491,889	$ 2,141,153
Crypto asset, number of units					89		92	92
Rewards Treasury [Member] | Bitcoin [Member]
Organization and Business Operations [Line Items]
Crypto asset, number of units					89
Bitcoin investment treasury					$ 7,400,000
Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Capital value	$ 350,000											$ 200,000
Outstanding on the promissory note							$ 550,000	$ 550,000	0
Value of common stock								$ 550,000
Shares of common stock (in Shares) | shares								550,000
October Note [Member]
Organization and Business Operations [Line Items]
Outstanding amount								$ 1,218,651	0
Tax Note [Member]
Organization and Business Operations [Line Items]
Outstanding amount								973,116	$ 0
Convertible Note [Member]
Organization and Business Operations [Line Items]
Principal amount					$ 66,300,000
Sponsor [Member]
Organization and Business Operations [Line Items]
Cash							$ 906,043	906,043
Capital contribution								$ 25,000
Polar [Member]
Organization and Business Operations [Line Items]
Capital contribution	$ 550,000
Minimum [Member] | Promissory Note [Member]
Organization and Business Operations [Line Items]
Aggregate principal amount														$ 1,500,000
Maximum [Member] | Promissory Note [Member]
Organization and Business Operations [Line Items]
Aggregate principal amount														$ 3,000,000
IPO [Member]
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares) | shares				22,000,000
Sale of Additional units (in Shares) | shares		2,869,342
IPO [Member] | Class A Common Stock [Member]
Organization and Business Operations [Line Items]
Share price (in Dollars per share) | $ / shares				$ 10
Private Placement [Member]
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares) | shares								890,000
Share price (in Dollars per share) | $ / shares							$ 10	$ 10
Sale of units (in Shares) | shares				890,000
Sale of stock price per unit (in Dollars per share) | $ / shares				$ 10
Gross proceeds								$ 8,900,000
Private Placement [Member] | Sponsor [Member]
Organization and Business Operations [Line Items]
Sale of Additional units (in Shares) | shares								86,081
Sale of additional units price per share (in Dollars per share) | $ / shares							10	$ 10
Gross proceeds								$ 860,810
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares) | shares		2,869,342
Share price (in Dollars per share) | $ / shares							$ 10	$ 10
Total gross proceeds								$ 28,693,420